Long Term Debt - PIK notes - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Jul. 16, 2014	Dec. 18, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 27, 2014	Jun. 15, 2014
Debt Obligations [Line Items]
Payment of distribution to funds				$ 732,362
Extinguishment loss			$ 37,248	$ 0	$ 0
PIK notes [Member]
Debt Obligations [Line Items]
Aggregate principal amount		$ 350,000					$ 350,000
Percentage of PIK toggle notes issued at par		98.00%
Cash reserve for payment of interest on notes		$ 50,000
Payment of distribution to funds		$ 210,000
Debt redemption price percentage	102.00%
Irrevocable deposits						$ 360,000
Extinguishment loss			$ 23,600